Note 10 - Equity and Redeemable Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended
	Mar. 07, 2022	Jan. 25, 2022	Jan. 17, 2022	Sep. 14, 2021	Mar. 12, 2021	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Stock Issued During Period, Value, New Issues						$ 29,683
Sky Harbour LLC [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners							26.10%
Common Class B [Member]
Stock Issued During Period, Shares, New Issues (in shares)		42,192,250
Common Stock, Shares, Outstanding, Ending Balance (in shares)							42,192,250	3,399,724
Common Class A [Member]
Common Stock, Shares, Outstanding, Ending Balance (in shares)							14,937,581
Common Class A [Member] | ACM ARRT VII E LLC [Member]
Forward Purchase Agreement, Number of Shares (in shares)			7,000,000
Forward Purchase Agreement, Shares Purchased by Counterparty (in shares)			664,909
Forward Purchase Agreement, Payments to Counterparty			$ 6,700
Forward Purchase Agreement, Term (Month)			18 months
Forward Purchase Agreement, Counterparty Shares Sold (in shares)	664,909
Forward Purchase Agreement, Payment Remitted	$ 6,700
Series B Preferred Units Converted into Class A Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)		5,500,000
Sky Harbour LLC and Subsidiaries (Sky) [Member] | Capital Unit, Class A [Member]
Stock Issued During Period, Shares, New Issues (in shares)		14,937,581
Sky Harbour LLC and Subsidiaries (Sky) [Member] | Series A Preferred Units and Founder Units Converted into Common Units [Member]
Conversion of Stock, Shares Issued (in shares)		42,192,250
Sky Harbour LLC and Subsidiaries (Sky) [Member] | Series A Preferred Units [Member]
Stock Issued During Period, Value, New Issues					$ 31,300
Preferred Units, Outstanding (in shares)								31,250
Preferred Units, Issued (in shares)								31,250
Preferred Units, Authorized (in shares)								31,250
Sky Harbour LLC and Subsidiaries (Sky) [Member] | Redeemable Series B Preferred Units [Member]
Stock Issued During Period, Value, New Issues				$ 55,000
Stock Issued During Period, Shares, New Issues (in shares)				8,049
Preferred Stock, Convertible, Conversion Price (in dollars per share)				$ 10
Preferred Units, Outstanding (in shares)								8,049
Preferred Units, Issued (in shares)								8,049
Preferred Units, Authorized (in shares)								8,049
Sky Harbour LLC and Subsidiaries (Sky) [Member] | Founder Units [Member]
Preferred Units, Outstanding (in shares)								27,035
Preferred Units, Issued (in shares)								27,035
Preferred Units, Authorized (in shares)								27,035
LLC Interests and TRA Holders [Member] | Sky Harbour LLC [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		73.90%					73.90%